Cash and Investments - Fair value assets valuation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Private placement debt securities
Cash and Investments
Number of investments | item	11	10
Private placement debt securities | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (24.7)
Private placement debt securities | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 26.1
Private placement debt securities | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.008
Private placement debt securities | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.073
Private placement debt securities - largest investment | Construction and home building
Cash and Investments
Financial assets	$ 125.6
Private placement debt securities - largest investment | Software and services
Cash and Investments
Financial assets		$ 148.9
Mortgage loans
Cash and Investments
Number of investments | item	93	102
Mortgage loans | Sensitivity Analysis, increase in credit spreads
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (42.6)
Mortgage loans | Sensitivity Analysis, decrease in credit spreads
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(1.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 25.2
Mortgage loans | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.03
Mortgage loans | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.104
Mortgage loans - largest investment
Cash and Investments
Financial assets	$ 235.0	$ 235.0
Private placement preferred shares | Discounted cash flow | Credit spread | Low
Cash and Investments
Significant unobservable input	0.036
Private placement preferred shares | Discounted cash flow | Credit spread | High
Cash and Investments
Significant unobservable input	0.043
Limited partnerships and other
Cash and Investments
Number of investments | item	44	42
Limited partnerships and other | Sensitivity Analysis, increase in net asset values
Cash and Investments
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 210.5
Limited partnerships and other | Sensitivity Analysis, decrease in net asset values
Cash and Investments
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (210.5)
Limited partnerships and other | Industrials One
Cash and Investments
Financial assets	320.1	$ 315.0
Limited partnerships and other | Industrials Two
Cash and Investments
Financial assets	265.6
Limited partnerships and other | Industrials and Consumer Discretionary
Cash and Investments
Financial assets		242.5
Limited partnerships and other | Oil and gas extraction
Cash and Investments
Financial assets	$ 288.4	235.3
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | Low
Cash and Investments
Significant unobservable input	40,500
Investment property | Sales comparison | Price per acre (Cdn$ thousands) | High
Cash and Investments
Significant unobservable input	183,600
Investment property | Income capitalization | Terminal capitalization rate | Low
Cash and Investments
Significant unobservable input	0.063
Investment property | Income capitalization | Terminal capitalization rate | High
Cash and Investments
Significant unobservable input	0.09
Investment property | Income capitalization | Discount rate | Low
Cash and Investments
Significant unobservable input	0.08
Investment property | Income capitalization | Discount rate | High
Cash and Investments
Significant unobservable input	0.103
Investment property | Income capitalization | Market rent growth rate | Low
Cash and Investments
Significant unobservable input	0.025
Investment property | Income capitalization | Market rent growth rate | High
Cash and Investments
Significant unobservable input	0.03
Level 3
Cash and Investments
Financial assets	$ 10,059.0	11,460.0	$ 8,744.3
Level 3 | Bonds
Cash and Investments
Financial assets	5,762.6
Level 3 | Private placement debt securities
Cash and Investments
Financial assets	5,762.6	5,797.0	3,465.3
Level 3 | Private placement debt securities | Discounted cash flow
Cash and Investments
Financial assets	781.8
Level 3 | Mortgage loans | Market approach
Cash and Investments
Financial assets	4,777.8
Level 3 | Other | Various
Cash and Investments
Financial assets	203.0
Level 3 | Preferred Stocks
Cash and Investments
Financial assets	419.9
Level 3 | Private placement preferred shares | Discounted cash flow
Cash and Investments
Financial assets	338.5
Level 3 | Other | Various
Cash and Investments
Financial assets	81.4
Level 3 | Common Stocks
Cash and Investments
Financial assets	3,168.4
Level 3 | Limited partnerships and other
Cash and Investments
Financial assets	2,104.8	1,998.2	1,824.2
Level 3 | Limited partnerships and other | Net asset value
Cash and Investments
Financial assets	2,104.8
Level 3 | Private equity funds | Net asset value
Cash and Investments
Financial assets	463.1
Level 3 | Other | Various
Cash and Investments
Financial assets	600.5
Level 3 | Derivatives and other invested assets
Cash and Investments
Financial assets	708.1	$ 492.5	$ 680.3
Level 3 | Investment property | Sales comparison
Cash and Investments
Financial assets	87.0
Level 3 | Investment property | Income capitalization
Cash and Investments
Financial assets	307.0
Level 3 | Other | Various
Cash and Investments
Financial assets	$ 314.1